Employee benefits (Details) ₨ in Thousands, $ in Thousands		Mar. 31, 2025 INR (₨)		Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)		Mar. 31, 2023 INR (₨)
Disclosure Of Employee Benefits [Abstract]
Gratuity payable	[1]	₨ 47,201			₨ 25,132		₨ 27,733
Compensated absences	[1]	153,670			134,817		102,170
Non-current provisions for employee benefits		₨ 200,871	[1]	$ 2,347	₨ 159,949	[1]	₨ 129,903	[1]

[1]	Represents provision based on Actuarial Valuation.